Note 8 - Long-term Investments (Details Textual)	1 Months Ended							12 Months Ended
	Jan. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2015 USD ($) shares	May 31, 2015 USD ($)	Dec. 31, 2012 USD ($) shares	Nov. 30, 2012 USD ($)	Sep. 30, 2008 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 EUR (€) shares	Jun. 30, 2010 USD ($) shares	Jun. 30, 2010 SGD ($) shares	Jun. 30, 2010 TWD ($) shares	Apr. 30, 2010 USD ($)	Jul. 31, 2008 USD ($)	Dec. 31, 2006 USD ($)	May 30, 2006 USD ($)	Nov. 30, 2005 USD ($) shares	Nov. 30, 2005 SGD ($) shares	Jan. 31, 2005 USD ($)
Sigurd Cayman [Member]
Cost Method Investments		$ 1,232,000						$ 2,365,000
X-FAB [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			1.60%						1.60%	1.60%
Investment Owned, Balance, Shares | shares			530,000						530,000	530,000
Cost Method Investments			$ 4,968,000						$ 4,968,000	€ 4,982,000
Marketable Securities, Realized Gain (Loss)								413,000
PVEF [Member]
Cost Method Investments		36,000						44,000
EMC [Member]
Cost Method Investments		$ 1,844,000						1,844,000
Preferred Stock [Member] | Sigurd Cayman [Member]
Cost Method Investment, Purchase Price														$ 1,500,000	$ 5,700,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		18.88%													19.54%
Cost-method Investments, Other than Temporary Impairment									$ 4,835,000
Cost Method Investment, Shares Returned for Cash		$ 1,133,000
Investment Owned, Balance, Shares | shares		8,557,577
Preferred Stock [Member] | SiGen [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		0.06%
Cost Method Investments		$ 0
Investment Owned, Balance, Principal Amount		$ 23,946
Preferred Stock [Member] | GEM [Member]
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments								$ 523,000
Equity Securities [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		5.00%
Equity Securities [Member] | PVEF [Member]
Cost Method Investment, Purchase Price											$ 357,000	$ 500,000						$ 585,000	$ 1,000,000
Cost-method Investments, Other than Temporary Impairment			$ 118,000
Investment Owned, Balance, Shares | shares											30	30	30					20	20
Cost Method Investments		$ 36,000		$ 167,000
Investment Owned Value Per Unit																			$ 50,000
Stock Redeemed or Called During Period, Value				$ 330,000
Common Stock [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		18.41%
Common Stock [Member] | PVEF [Member]
Stock Redeemed or Called During Period, Value						$ 445,000
Common Stock [Member] | EMC [Member]
Cost Method Investment, Purchase Price											$ 1,960,000		$ 62,900,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		11.15%
Investment Owned, Balance, Shares | shares		3,474,854									3,468,000	3,468,000	3,468,000
Cost Method Investments		$ 1,844,000
Cost Method Investment Sale Of Shares | shares					200,000
Cost Method Investment Sale of Shares Value					$ 138,000
Common Stock [Member] | EMC [Member] | Subsequent Event [Member]
Cost Method Investment Sale Of Shares | shares	70,000
Cost Method Investment Sale of Shares Value	$ 120,000
Common Stock [Member] | Sinomos [Member]
Cost Method Investment, Purchase Price																$ 4,785,000	$ 3,288,000			$ 5,000,000
Cost-method Investments, Other than Temporary Impairment							$ 13,073,000
Investment Owned, Balance, Shares | shares		30,101,353
Write Off Outstanding Prepayments							$ 2,942,000